Consolidated Balance Sheets (FY) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Investments:
Rental properties, net	$ 735,530,000	$ 767,738,000
Identified intangible assets, net	0	0
Assets held for sale - rental properties	0	42,863,000
Total investments	735,530,000	810,601,000
Cash	39,647,000	40,175,000
Restricted cash	6,534,000	7,813,000
Subtotal - cash and restricted cash	46,181,000	47,988,000
Tenant receivables	107,000	73,000
Due from related parties	297,000	57,000
Prepaid expenses and other assets	2,147,000	2,009,000
Total assets	784,262,000	860,728,000
Liabilities:
Mortgage notes payable, net	547,875,000	573,642,000
Accounts payable and accrued expenses	11,502,000	12,046,000
Due to related parties	432,000	584,000
Tenant prepayments	634,000	642,000
Security deposits	1,513,000	1,470,000
Distribution payable	5,993,000	8,878,000
Total liabilities	567,949,000	597,262,000
Stockholders' equity:
Preferred stock (par value $.01, 10,000,000 shares authorized, none issued and outstanding)	0	0
Common stock, outstanding	600,000	612,000
Additional paid-in capital	528,464,000	539,493,000
Accumulated other comprehensive loss	(189,000)	(379,000)
Accumulated deficit	(312,563,000)	(276,261,000)
Total stockholders' equity	216,313,000	263,466,000
Total liabilities and stockholders' equity	784,262,000	860,728,000
Convertible Stock
Stockholders' equity:
Common stock, outstanding	1,000	1,000
Total stockholders' equity	$ 1,000	$ 1,000